Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations

The following condensed financial statements present CNH Industrial, Case New Holland Industrial Inc., the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2016, and 2015, and for the years ended December 31, 2016, 2015, and 2014.

	Condensed Statements of Operations For the Year Ended December 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$1,370	$8	$9,759	$19,592	$(5,857)	$24,872
Cost and Expenses:
Cost of goods sold	1,142	—	8,130	15,431	(5,164)	19,539
Selling, general and administrative expenses	120	—	491	1,651	—	2,262
Research and development expenses	6	—	276	578	—	860
Restructuring expenses	3	—	(9)	50	—	44
Interest expense	151	320	118	933	(494)	1,028
Interest compensation to Financial Services	10	—	189	—	(199)	—
Other, net	57	(1)	103	989	—	1,148
Total Costs and Expenses	1,489	319	9,298	19,632	(5,857)	24,881
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(119)	(311)	461	(40)	—	(9)
Income tax (expense) benefit	(4)	112	(91)	(315)	—	(298)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(129)	377	292	140	(622)	58
Net income (loss)	(252)	178	662	(215)	(622)	(249)
Net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income (loss) attributable to owners of the parent	$(252)	$178	$662	$(218)	$(622)	$(252)

	Condensed Statements of Operations For the Year Ended December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$1,541	$9	$10,860	$19,509	$(6,007)	$25,912
Cost and Expenses:
Cost of goods sold	1,283	—	9,039	15,339	(5,304)	20,357
Selling, general and administrative expenses	133	—	495	1,689	—	2,317
Research and development expenses	11	—	281	564	—	856
Restructuring expenses	2	—	16	66	—	84
Interest expense	130	246	162	1,076	(508)	1,106
Interest compensation to Financial Services	11	—	184	—	(195)	—
Other, net	36	(2)	199	392	—	625
Total Costs and Expenses	1,606	244	10,376	19,126	(6,007)	25,345
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(65)	(235)	484	383	—	567
Income tax (expense) benefit	(13)	85	(114)	(318)	—	(360)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	331	425	264	62	(1,041)	41
Net income (loss)	253	275	634	127	(1,041)	248
Net loss attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Net income (loss) attributable to owners of the parent	$253	$275	$634	$132	$(1,041)	$253

	Condensed Statements of Operations For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$2,034	$10	$12,898	$24,283	$(6,670)	$32,555
Cost and Expenses:
Cost of goods sold	1,750	—	10,269	19,422	(5,907)	25,534
Selling, general and administrative expenses	136	—	652	2,137	—	2,925
Research and development expenses	13	—	388	705	—	1,106
Restructuring expenses	3	—	29	152	—	184
Interest expense	210	234	140	1,284	(550)	1,318
Interest compensation to Financial Services	12	—	201	—	(213)	—
Other, net	15	(4)	185	203	—	399
Total Costs and Expenses	2,139	230	11,864	23,903	(6,670)	31,466
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(105)	(220)	1,034	380	—	1,089
Income tax (expense) benefit	101	71	(268)	(371)	—	(467)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	714	918	364	(32)	(1,878)	86
Net income (loss)	710	769	1,130	(23)	(1,878)	708
Net loss attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Net income (loss) attributable to owners of the parent	$710	$769	$1,130	$(21)	$(1,878)	$710

Condensed Statements of Comprehensive Income
	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(156)	$324	$761	$(800)	$(279)	$(150)
Comprehensive income attributable to noncontrolling interests	—	—	—	6	—	6
Comprehensive income (loss) attributable to parent	$(156)	$324	$761	$(806)	$(279)	$(156)

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$126	$190	$398	$(653)	$59	$120
Comprehensive loss attributable to noncontrolling interests	—	—	—	(7)	—	(7)
Comprehensive income (loss) attributable to parent	$126	$190	$398	$(646)	$59	$127

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$347	$769	$454	$(794)	$(435)	$341
Comprehensive loss attributable to noncontrolling interests	—	—	—	(6)	—	(6)
Comprehensive income (loss) attributable to parent	$347	$769	$454	$(788)	$(435)	$347

Condensed Balance Sheets
	Condensed Balance Sheets As of December 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$170	$4,846	$—	$5,017
Deposits in subsidiaries’ cash management pools	159	—	3,455	—	(3,614)	—
Receivables	757	856	5,581	26,822	(14,731)	19,285
Inventories, net	83	—	1,270	4,256	—	5,609
Property, plant and equipment, net	74	—	997	5,326	—	6,397
Equipment on operating leases	3	—	—	1,904	—	1,907
Investments in unconsolidated subsidiaries and affiliates	244	—	—	243	—	487
Investments in consolidated subsidiaries	9,537	7,666	1,641	890	(19,734)	—
Goodwill and intangibles	11	—	2,768	457	—	3,236
Other	232	137	1,225	2,283	(268)	3,609
Total Assets	$11,101	$8,659	$17,107	$47,027	$(38,347)	$45,547
Liabilities and Equity:
Debt	$5,918	$5,378	$2,404	$28,201	$(16,625)	$25,276
Trade payables	168	—	1,777	4,978	(1,738)	5,185
Other liabilities	571	(56)	3,241	7,130	(251)	10,635
Total Equity	4,444	3,337	9,685	6,718	(19,733)	4,451
Total Equity and Liabilities	$11,101	$8,659	$17,107	$47,027	$(38,347)	$45,547

	Condensed Balance Sheets As of December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$144	$5,237	$—	$5,384
Deposits in subsidiaries’ cash management pools	116	—	4,753	—	(4,869)	—
Receivables	584	986	4,970	27,401	(14,360)	19,581
Inventories, net	138	—	1,364	4,188	—	5,690
Property, plant and equipment, net	80	—	1,108	5,293	—	6,481
Equipment on operating leases	—	—	—	1,835	—	1,835
Investments in unconsolidated subsidiaries and affiliates	251	—	—	276	—	527
Investments in consolidated subsidiaries	9,166	7,191	1,607	794	(18,758)	—
Goodwill and intangibles	12	—	2,786	459	—	3,257
Other	176	104	1,292	2,555	(205)	3,922
Total Assets	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677
Liabilities and Equity:
Debt	$5,045	$5,187	$3,302	$29,987	$(17,220)	$26,301
Trade payables	221	112	2,083	4,954	(2,028)	5,342
Other liabilities	458	(79)	3,365	6,633	(186)	10,191
Total Equity	4,802	3,061	9,274	6,464	(18,758)	4,843
Total Equity and Liabilities	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677

Condensed Statements of Cash Flow
	Condensed Statements of Cash Flow For the Year Ended December 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$(252)	$178	$662	$(215)	$(622)	$(249)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	12	—	206	1,043	—	1,261
Other, net	758	(310)	(284)	1,112	(180)	1,096
Net cash provided (used) by operating activities	518	(132)	584	1,940	(802)	2,108
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(13)	—	(82)	(2,039)	—	(2,134)
Net collections from retail receivables and related securitizations	—	—	—	617	1	618
(Deposits in) withdrawals from subsidiaries’ cash management pools	(48)	—	1,294	—	(1,246)	—
Other, net	(1,125)	1,055	(1,228)	(379)	2,272	595
Net cash provided (used) by investing activities	(1,186)	1,055	(16)	(1,801)	1,027	(921)
Financing Activities:
Net increase (decrease) in indebtedness	904	(941)	(264)	(972)	—	(1,273)
Dividends paid	(201)	(7)	(298)	(503)	802	(207)
Other, net	(32)	25	23	953	(1,027)	(58)
Net cash provided (used) by financing activities	671	(923)	(539)	(522)	(225)	(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents	(5)	—	(3)	(8)	—	(16)
Increase (decrease) in cash and cash equivalents	(2)	—	26	(391)	—	(367)
Cash and cash equivalents, beginning of year	3	—	144	5,237	—	5,384
Cash and cash equivalents, end of year	$1	$—	$170	$4,846	$—	$5,017

	Condensed Statements of Cash Flow For the Year Ended December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$253	$275	$634	$127	$(1,041)	$248
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	10	—	207	929	—	1,146
Other, net	52	(495)	(283)	1,590	528	1,392
Net cash provided (used) by operating activities	315	(220)	558	2,646	(513)	2,786
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(25)	—	(145)	(2,337)	—	(2,507)
Net collections from retail receivables and related securitizations	—	—	—	648	—	648
(Deposits in) withdrawals from subsidiaries’ cash management pools	92	—	(715)	—	623	—
Other, net	(114)	285	1,025	663	(948)	911
Net cash provided (used) by investing activities	(47)	285	165	(1,026)	(325)	(948)
Financing Activities:
Net increase (decrease) in indebtedness	—	(3)	10	(652)	—	(645)
Dividends paid	(291)	(1)	(187)	(329)	511	(297)
Other, net	26	(61)	(437)	168	327	23
Net cash provided (used) by financing activities	(265)	(65)	(614)	(813)	838	(919)
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	—	(4)	(687)	—	(698)
Increase (decrease) in cash and cash equivalents	(4)	—	105	120	—	221
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of year	$3	$—	$144	$5,237	$—	$5,384

	Condensed Statements of Cash Flow For the Year Ended December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$710	$769	$1,130	$(23)	$(1,878)	$708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	14	—	212	914	—	1,140
Other, net	(429)	(736)	(574)	(1,077)	1,649	(1,167)
Net cash provided (used) by operating activities	295	33	768	(186)	(229)	681
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(26)	—	(163)	(2,647)	—	(2,836)
Net additions from retail receivables and related securitizations	—	—	—	39	—	39
(Deposits in) withdrawals from subsidiaries’ cash management pools	—	—	(757)	—	757	—
Other, net	294	(3)	(121)	(259)	916	827
Net cash provided (used) by investing activities	268	(3)	(1,041)	(2,867)	1,673	(1,970)
Financing Activities:
Net increase (decrease) in indebtedness	(205)	212	(339)	3,035	(963)	1,740
Dividends paid	(360)	(249)	(337)	(1,386)	1,950	(382)
Other, net	18	7	977	1,447	(2,431)	18
Net cash provided (used) by financing activities	(547)	(30)	301	3,096	(1,444)	1,376
Effect of foreign exchange rate changes on cash and cash equivalents	(14)	—	(27)	(450)	—	(491)
Increase (decrease) in cash and cash equivalents	2	—	1	(407)	—	(404)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567
Cash and cash equivalents, end of year	$7	$—	$39	$5,117	$—	$5,163

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